Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	000-24379
Entity Registrant Name	ATLANTICA INC.
Entity Central Index Key	0001062506
Entity Tax Identification Number	43-0976473
Entity Incorporation, State or Country Code	UT
Entity Address, Address Line One	c/o Richland, Gordon and Company
Entity Address, Address Line Two	11450 SE Dixie Highway
Entity Address, City or Town	Hobe Sound
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33455
City Area Code	772
Local Phone Number	545-9002
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false